Selected Funds

Selected American Shares
Selected International Fund

September 30, 2020

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.21%)
COMMUNICATION SERVICES – (17.77%)
Media & Entertainment – (17.20%)
Alphabet Inc., Class A *	33,524	$49,132,774
Alphabet Inc., Class C *	75,145	110,433,092
ASAC II L.P. *(a)(b)	1,174,606	1,201,622
Facebook, Inc., Class A *	350,758	91,863,520
IAC/InterActiveCorp *	195,700	23,440,946
Liberty TripAdvisor Holdings, Inc., Series A *	49,263	85,225
		276,157,179
Telecommunication Services – (0.57%)
Liberty Global plc, Series C *	451,210	9,265,597
	Total Communication Services	285,422,776
CONSUMER DISCRETIONARY – (15.56%)
Automobiles & Components – (0.16%)
Adient plc *	146,605	2,540,665
Consumer Durables & Apparel – (0.09%)
Hunter Douglas N.V. (Netherlands)*	25,350	1,477,163
Consumer Services – (3.06%)
New Oriental Education & Technology Group, Inc., ADR (China)*	328,780	49,152,610
Retailing – (12.25%)
Alibaba Group Holding Ltd., ADR (China)*	192,737	56,660,824
Amazon.com, Inc. *	33,326	104,934,576
Naspers Ltd. - N (South Africa)	64,700	11,433,552
Prosus N.V., Class N (Netherlands)*	255,640	23,588,362
		196,617,314
	Total Consumer Discretionary	249,787,752
FINANCIALS – (36.40%)
Banks – (14.00%)
Danske Bank A/S (Denmark)*	1,054,000	14,291,469
DBS Group Holdings Ltd. (Singapore)	1,410,600	20,574,372
JPMorgan Chase & Co.	652,086	62,776,319
U.S. Bancorp	1,413,200	50,663,220
Wells Fargo & Co.	3,251,000	76,431,010
		224,736,390
Diversified Financials – (18.21%)
Capital Markets – (3.20%)
Bank of New York Mellon Corp.	1,496,355	51,384,831
Consumer Finance – (8.71%)
American Express Co.	531,848	53,317,762
Capital One Financial Corp.	1,205,795	86,648,429
		139,966,191
Diversified Financial Services – (6.30%)
Berkshire Hathaway Inc., Class A *	316	101,120,316
		292,471,338
Insurance – (4.19%)
Life & Health Insurance – (2.24%)
AIA Group Ltd. (Hong Kong)	3,680,280	36,042,768
Property & Casualty Insurance – (1.95%)
Chubb Ltd.	153,091	17,776,927
Loews Corp.	203,964	7,087,749

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. -(CONTINUED)	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	6,588	$6,414,735
		31,279,411
		67,322,179
	Total Financials	584,529,907
HEALTH CARE – (3.62%)
Health Care Equipment & Services – (3.62%)
CVS Health Corp.	304,643	17,791,151
Quest Diagnostics Inc.	352,430	40,349,711
	Total Health Care	58,140,862
INDUSTRIALS – (8.60%)
Capital Goods – (8.60%)
Carrier Global Corp.	1,920,200	58,642,908
Ferguson PLC (United Kingdom)	248,726	25,072,098
Orascom Construction PLC (United Arab Emirates)	353,951	1,665,340
Raytheon Technologies Corp.	916,868	52,756,585
	Total Industrials	138,136,931
INFORMATION TECHNOLOGY – (14.26%)
Semiconductors & Semiconductor Equipment – (13.01%)
Applied Materials, Inc.	1,618,630	96,227,553
Intel Corp.	1,095,460	56,722,919
Texas Instruments Inc.	391,653	55,924,132
		208,874,604
Software & Services – (1.25%)
Microsoft Corp.	95,410	20,067,585
	Total Information Technology	228,942,189
TOTAL COMMON STOCK – (Identified cost $903,078,211)		1,544,960,417

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2020 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (2.96%)
INDUSTRIALS – (2.96%)
Transportation – (2.96%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	$40,741,380
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	6,845,805
		Total Industrials	47,587,185
	TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		47,587,185
SHORT-TERM INVESTMENTS – (0.88%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $10,604,027 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $10,816,080)	$10,604,000	10,604,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $3,532,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 07/01/40-09/01/50, total market value $3,602,640)	3,532,000	3,532,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,136,000)		14,136,000
	Total Investments – (100.05%) – (Identified cost $959,394,834)		1,606,683,602
	Liabilities Less Other Assets – (0.05%)		(882,103)
		Net Assets – (100.00%)	$1,605,801,499

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $48,788,807 or 3.04% of the Fund's net assets as of September 30, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (85.85%)
COMMUNICATION SERVICES – (2.78%)
Media & Entertainment – (2.78%)
Baidu, Inc., Class A, ADR (China)*	2,627	$332,552
Fang Holdings Ltd., Class A, ADR (China)*	4,070	46,846
iQIYI, Inc., Class A, ADR (China)*	66,140	1,493,441
	Total Communication Services	1,872,839
CONSUMER DISCRETIONARY – (43.94%)
Consumer Durables & Apparel – (1.51%)
Fila Holdings Corp. (South Korea)	27,200	852,399
Hunter Douglas N.V. (Netherlands)*	2,805	163,449
		1,015,848
Consumer Services – (11.36%)
New Oriental Education & Technology Group, Inc., ADR (China)*	51,306	7,670,247
Retailing – (31.07%)
Alibaba Group Holding Ltd., ADR (China)*	19,200	5,644,416
JD.com, Inc., Class A, ADR (China)*	64,185	4,981,398
Meituan, Class B (China)*	167,387	5,222,441
Naspers Ltd. - N (South Africa)	18,044	3,188,671
Prosus N.V., Class N (Netherlands)*	21,014	1,938,999
		20,975,925
	Total Consumer Discretionary	29,662,020
FINANCIALS – (23.50%)
Banks – (15.27%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	60,570	1,349,499
Danske Bank A/S (Denmark)*	196,170	2,659,922
DBS Group Holdings Ltd. (Singapore)	214,220	3,124,516
DNB ASA (Norway)*	221,000	3,063,554
Metro Bank PLC (United Kingdom)*	138,430	109,496
		10,306,987
Diversified Financials – (3.55%)
Capital Markets – (3.36%)
Julius Baer Group Ltd. (Switzerland)	35,310	1,505,482
Noah Holdings Ltd., Class A, ADS (China)*	29,384	766,041
		2,271,523
Consumer Finance – (0.19%)
Yiren Digital Ltd., ADR (China)*	42,597	125,235
		2,396,758
Insurance – (4.68%)
Life & Health Insurance – (4.68%)
AIA Group Ltd. (Hong Kong)	322,740	3,160,749
	Total Financials	15,864,494
INDUSTRIALS – (10.31%)
Capital Goods – (9.80%)
Ferguson PLC (United Kingdom)	34,602	3,487,954
Schneider Electric SE (France)	25,174	3,130,092
		6,618,046
Commercial & Professional Services – (0.51%)
China Index Holdings Ltd., Class A, ADR (China)*	237,202	343,943
	Total Industrials	6,961,989

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.32%)
Semiconductors & Semiconductor Equipment – (1.96%)
	Tokyo Electron Ltd. (Japan)	5,100	$1,321,604
Technology Hardware & Equipment – (3.36%)
	Hollysys Automation Technologies Ltd. (China)	205,510	2,270,886
		Total Information Technology	3,592,490
	TOTAL COMMON STOCK – (Identified cost $44,046,945)		57,953,832
PREFERRED STOCK – (7.12%)
INDUSTRIALS – (7.12%)
Transportation – (7.12%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	3,732,675
	Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	1,073,895
		Total Industrials	4,806,570
	TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		4,806,570
SHORT-TERM INVESTMENTS – (7.85%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $3,975,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $4,054,500)	$3,975,000	3,975,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $1,324,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 07/01/40-09/01/50, total market value $1,350,480)	1,324,000	1,324,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,299,000)		5,299,000
	Total Investments – (100.82%) – (Identified cost $53,489,879)		68,059,402
	Liabilities Less Other Assets – (0.82%)		(550,795)
		Net Assets – (100.00%)	$67,508,607

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,806,570 or 7.12% of the Fund's net assets as of September 30, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2020 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2020 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$284,221,154	$1,872,839
Consumer Discretionary	249,787,752	29,662,020
Financials	584,529,907	15,864,494
Health Care	58,140,862	–
Industrials	138,136,931	6,961,989
Information Technology	228,942,189	3,592,490
Total Level 1	1,543,758,795	57,953,832
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	14,136,000	5,299,000
Total Level 2	14,136,000	5,299,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,201,622	–
Preferred Stock:
Industrials	47,587,185	4,806,570
Total Level 3	48,788,807	4,806,570
Total Investments	$1,606,683,602	$68,059,402

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2020 was $(14,637,285) and $(1,264,434) for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2020
Selected American Shares
Investments in Securities:
Common Stock	$1,224,879	$–	$(23,257)	$–	$–	$1,201,622
Preferred Stock	62,201,213	–	(14,614,028)	–	–	47,587,185
Total Level 3	$63,426,092	$–	$(14,637,285)	$–	$–	$48,788,807
Selected International Fund
Investments in Securities:
Preferred Stock	$6,071,004	$–	$(1,264,434)	$–	$–	$4,806,570
Total Level 3	$6,071,004	$–	$(1,264,434)	$–	$–	$4,806,570

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2020 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2020	Technique	Input(s)	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,201,622	Discounted Cash Flow	Annualized Yield	1.215%	Decrease

Preferred Stock	47,587,185	Market Approach	Adjusted Transaction Price	$35.07	Increase
Total Level 3	$48,788,807
Selected International Fund
Investments in Securities:
Preferred Stock	$3,732,675	Market Approach	Adjusted Transaction Price	$35.07	Increase

Preferred Stock	1,073,895	Market Approach	Adjusted Transaction Price	$5.00	Increase
Total Level 3	$4,806,570

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2020, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$960,671,824	$55,078,813
Unrealized appreciation	702,284,121	21,281,949
Unrealized depreciation	(56,272,343)	(8,301,360)
Net unrealized appreciation	$646,011,778	$12,980,589

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.